Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders' Equity	Shareholders’ Equity
Authorized Shares
At December 31, 2023 and 2022, the total authorized share capital (common and preferred) of the Company was $200 million.
Common Shares
At December 31, 2022 and 2023, 100 million authorized and issued Class A common shares of $0.00000001 par value each were owned by Covéa Coopérations.
See Note 17 for discussion of Class C common shares.
Redeemable Preferred Shares
On March 15, 2021, the Company issued 8,000,000 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million. The Company incurred issuance costs directly attributable to the new preferred shares of $6 million. The Series J preferred shares will remain outstanding into perpetuity, unless and until the Company decides to redeem them. The shares are not callable by the Company until March 15, 2026. On and after March 15, 2026, the Series J Preferred Shares will be redeemable at the Company’s option, in whole or from time to time in part, at a redemption price equal to $25 per Series J Preferred Share, plus declared and unpaid dividends. Dividends on the Series J preferred shares are non-cumulative and are payable quarterly in arrears. In the event of liquidation of the Company, the Series J preferred shares rank senior to the common shares, and the holders of the preferred shares would receive a distribution of $25 per share plus any declared but unpaid dividends. The Series J preferred shares were the only preferred shares issued and outstanding at December 31, 2023 and 2022.
On May 3, 2021, the Company redeemed all outstanding Series G, Series H and Series I preferred shares at $25 per share for an aggregate liquidation value of $637 million. In addition, unpaid preferred dividends accrued to the redemption date totaling $7 million were paid. In connection with the redemption, the Company recognized a loss of $21 million related to the deferred issuance costs paid upon issuance which were included in Additional paid-in capital related to the Series G, H and I preferred shares. There was no additional gain or loss on redemption to recognize as the redemption price and the initial consideration received on the issue of preferred shares were both $25 per share. The loss of $21 million was recognized as a deemed preferred dividend in retained earnings and in determining the Net income available to common shareholder.